SHAREHOLDERS' EQUITY (Information About Share Options Outstanding)(Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding, Outstanding	1,844,347	1,575,814
Weighted average remaining contractual life (in years), Outstanding	5 years 8 months 27 days
Weighted average exercise price, Outstanding	$ 5.75	$ 4.84
Number exercisable, Exercisable	867,134	634,252
Weighted average exercise price, Exercisable	$ 3.86	$ 2.95
0.43-1.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.43
Exercise Prices, maximum	$ 1.79
Number outstanding, Outstanding	344,407
Weighted average remaining contractual life (in years), Outstanding	5 years 8 months 19 days
Weighted average exercise price, Outstanding	$ 1.22
Number exercisable, Exercisable	284,936
Weighted average exercise price, Exercisable	$ 1.23
2.86-2.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.86
Exercise Prices, maximum	$ 2.87
Number outstanding, Outstanding	229,709
Weighted average remaining contractual life (in years), Outstanding	1 year 5 months 1 day
Weighted average exercise price, Outstanding	$ 2.86
Number exercisable, Exercisable	229,709
Weighted average exercise price, Exercisable	$ 2.86
4.20-4.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.2
Exercise Prices, maximum	$ 4.78
Number outstanding, Outstanding	133,000
Weighted average remaining contractual life (in years), Outstanding	7 years 5 months 16 days
Weighted average exercise price, Outstanding	$ 4.23
Number exercisable, Exercisable	83,792
Weighted average exercise price, Exercisable	$ 4.24
5.48-6.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.48
Exercise Prices, maximum	$ 6.7
Number outstanding, Outstanding	302,567
Weighted average remaining contractual life (in years), Outstanding	6 years 8 months 12 days
Weighted average exercise price, Outstanding	$ 6.39
Number exercisable, Exercisable	163,821
Weighted average exercise price, Exercisable	$ 6.36
7.40-7.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 7.4
Exercise Prices, maximum	$ 7.91
Number outstanding, Outstanding	337,494
Weighted average remaining contractual life (in years), Outstanding	6 years 7 months 13 days
Weighted average exercise price, Outstanding	$ 7.81
Number exercisable, Exercisable	5,208
Weighted average exercise price, Exercisable	$ 7.4
8.38-8.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 8.38
Exercise Prices, maximum	$ 8.4
Number outstanding, Outstanding	390,501
Weighted average remaining contractual life (in years), Outstanding	5 years 10 months 10 days
Weighted average exercise price, Outstanding	$ 8.39
Number exercisable, Exercisable	66,750
Weighted average exercise price, Exercisable	$ 8.4
10.12-10.83 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.12
Exercise Prices, maximum	$ 10.83
Number outstanding, Outstanding	106,669
Weighted average remaining contractual life (in years), Outstanding	4 years 10 months 2 days
Weighted average exercise price, Outstanding	$ 10.47
Number exercisable, Exercisable	32,918
Weighted average exercise price, Exercisable	$ 10.41